Insurance Contracts - Impact of Method and Assumption Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	$ 86	$ 90
Deferred in CSM	30	318
Mortality / Morbidity
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	(79)	(115)
Deferred in CSM	206	179
Policyholder behaviour risk
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	(74)	(75)
Deferred in CSM	(152)	(274)
Expense
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	(36)	10
Deferred in CSM	(26)	(171)
Financial
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	10	163
Deferred in CSM	62	202
Model enhancements and other
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	265	107
Deferred in CSM	$ (60)	$ 382